PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	$ 255,497	¥ 1,662,325	¥ 379,839	¥ (1,485,106)
Cash flows from investing activities:
Cash paid on long-term investments	(435)	(2,832)	(13,333)	(11,132)
Net cash used in investing activities	(833,636)	(5,423,884)	(4,502,270)	(1,587,645)
Cash flows from financing activities:
Proceeds from issuance of Pre-IPO Preferred Shares				203,240
Proceeds from initial public offering, net of issuance costs	100,095	651,250
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders	7,650	49,775
Repurchase of preferred shares			(87,923)
Proceeds from issuances of convertible loans			654,680
Payment of debt issuance cost	(261)	(1,696)	(21,055)	(3,648)
Net cash provided by financing activities	678,052	4,411,608	4,459,947	3,031,864
Effect of exchange rate changes on cash and cash equivalents	(491)	(3,179)	6,718	14,674
Net (decrease)/increase in cash and cash equivalents	99,422	646,870	344,234	(26,213)
Cash and cash equivalents at beginning of the year	73,714	479,605	135,371	161,584
Cash and cash equivalents at end of the year	173,136	1,126,475	479,605	135,371
Parent
Condensed Statements of Cash Flows
Net cash provided by/(used in) operating activities	(152)	(987)	1,040	(13,440)
Cash flows from investing activities:
Cash paid on long-term investments	(35,656)	(231,986)	(6,306)	(256,467)
Net cash used in investing activities	(35,656)	(231,986)	(6,306)	(256,467)
Cash flows from financing activities:
Proceeds from issuance of Pre-IPO Preferred Shares				203,240
Proceeds from initial public offering, net of issuance costs	100,567	654,319
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders	7,650	49,775
Repurchase of preferred shares			(87,923)
Proceeds from issuances of convertible loans			98,202
Payment of debt issuance cost			(722)
Net cash provided by financing activities	108,217	704,094	9,557	203,240
Effect of exchange rate changes on cash and cash equivalents	(489)	(3,193)	6,094	14,874
Net (decrease)/increase in cash and cash equivalents	71,920	467,928	10,385	(51,793)
Cash and cash equivalents at beginning of the year	15,743	102,431	92,046	143,839
Cash and cash equivalents at end of the year	$ 87,663	¥ 570,359	¥ 102,431	¥ 92,046